Warrants (Details)	4 Months Ended	6 Months Ended
	Dec. 31, 2020 D $ / shares shares	Jun. 30, 2021 D $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	0
Period of business days for filling registration statement after business combination		15 days
Period of business days after which warrant holder may do cashless exercise		60 days
Warrants
Class of Warrant or Right [Line Items]
Public Warrants expiration term		5 years
Percentage of gross proceeds on total equity proceeds		60.00%
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants exercisable term from the closing of the initial public offering		12 months
Exercise price of warrants		$ 11.50
Threshold issue price per share		$ 9.20
Number of trading days on which fair market value of shares is reported		10
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Percentage of adjustment of redemption price of stock based on market value and newly issued price.		180.00%
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)		$ 0.01
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants		30 days
Threshold trading days for redemption of public warrants | D		20
Threshold number of business days before sending notice of redemption to warrant holders | D		30
Redemption period		30 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Stock price trigger for redemption of public warrants (in dollars per share)		18.00
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)		$ 0.10
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants		30 days
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		259,167
Private Placement Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants | D	20
Threshold number of business days before sending notice of redemption to warrant holders | D	30
Redemption period	30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | shares		9,583,333
Class Of Warrant Or Right, Minimum Threshold Written Notice Period For Redemption Of Warrants	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Redemption period		30 days